Financial Liabilities - Schedule of Results of Warrants Valuation (Detail) - Tranche A Warrants [Member] € / shares in Units, $ in Thousands	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 EUR (€) € / shares shares	Apr. 17, 2023 USD ($) shares	Apr. 17, 2023 EUR (€) € / shares shares
Disclosure of offsetting of financial liabilities [line items]
Number of warrants granted | shares	2,779,188	2,779,188	2,779,188	2,779,188
Share price (in euros)		€ 1.77		€ 1.87
Average life of options	19 years 9 months 18 days	19 years 9 months 18 days	20 years	20 years
Expected volatility	70.60%	70.60%	81.30%	81.30%
Put option cap | €		€ 7,196		€ 7,196
Discount rate	2.71%	2.71%	2.85%	2.85%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Fair value per options (in euros per share)		€ 1.61		€ 1.73
Fair value in $ thousands | $	$ 4,875		$ 5,224